Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table represents the Company's ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2021	2020
Assets:
Operating leases, net	$46.4	$40.5
Finance leases, net	2.7	1.7
Total right-of-use assets	$49.1	$42.2

Liabilities:
Operating leases:
Current	$7.8	$14.3
Non-Current	53.3	41.4
Total operating lease liabilities	$61.1	$55.7

Finance leases:
Current	$1.0	$0.5
Non-Current	1.9	1.5
Total finance lease liabilities	$2.9	$2.0

Total lease liabilities	$64.0	$57.7

Schedule of Lease Expense
The following table represents the Company's lease expense:

	Years Ended 31 March
(Millions of US dollars)	2021	2020
Operating leases	$17.0	$18.4
Short-term leases	2.1	1.0
Variable leases	—	0.1
Finance leases	0.9	0.3
Interest on lease liabilities	0.1	0.1
Total lease expense	$20.1	$19.9
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$19.2	$18.0
Operating cash flows used for finance leases	0.1	0.1
Financing cash flows used for finance leases	0.8	0.4
Non-cash ROU assets obtained in exchange for new lease liabilities	26.0	12.9
Non-cash remeasurements reducing ROU assets and lease liabilities	(5.1)	(19.4)

Schedule of Weighted-Average Remaining Lease Term and Discount Rate
The weighted-average remaining lease term of the Company's leases is as follows:

	31 March
(In Years)	2021	2020
Operating leases	7.8	5.4
Finance leases	3.5	4.4

The weighted-average discount rate of the Company's leases is as follows:

	31 March
	2021	2020
Operating leases	4.6%	4.4%
Finance leases	4.5%	4.4%

Operating Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2021:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2022	$9.6	$1.0	$10.6
2023	14.3	1.0	15.3
2024	10.5	0.5	11.0
2025	7.2	0.3	7.5
2026	6.1	0.2	6.3
Thereafter	30.9	—	30.9
Total	$78.6	$3.0	$81.6
Less: imputed interest			17.6
Total lease liabilities			$64.0

Finance Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2021:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2022	$9.6	$1.0	$10.6
2023	14.3	1.0	15.3
2024	10.5	0.5	11.0
2025	7.2	0.3	7.5
2026	6.1	0.2	6.3
Thereafter	30.9	—	30.9
Total	$78.6	$3.0	$81.6
Less: imputed interest			17.6
Total lease liabilities			$64.0